Related parties - Additional information (Details) $ / shares in Units, € in Thousands												3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) shares installment	Apr. 01, 2021 shares installment	Sep. 15, 2020 USD ($)	Apr. 01, 2020 shares installment	Nov. 19, 2019 USD ($)	Apr. 01, 2019 shares installment	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Mar. 31, 2020	Dec. 31, 2021 USD ($) shares installment t	Dec. 31, 2020 USD ($) shares installment t $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)													0	0
Vesting period														5 years
Number of share options forfeited in share-based payment arrangement													0	0
Number of installments | installment						3
Fuel oil swapped | t													44,451	51,000
Consideration paid (received) | $			$ 20,500,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation | $			$ 400,000
Borrowings | $	$ 1,712,180,000												$ 1,712,180,000	$ 1,273,413,000	$ 1,744,859,000
Other related parties | Compagnie Maritime Belge | General and administrative services
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions | $														1,578	1,336
Other related parties | Compagnie Maritime Belge | Software development
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions													0	0	167,000	€ 150
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Related Party Secured Term Loan | $					$ 36,700,000
Related Party Revolving Credit Agreement | $					$ 3,000,000
Joint ventures where entity is venturer | Reslea N.V.
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions | $													356,729.19	335,033	290,858
Joint ventures
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture					50.00%
Guaranteed portion of related party debt | $													$ 19,800,000	45,200,000
Joint ventures | Tankers (UK) Agencies Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture													50.00%
Subsidiaries | Tankers International LLC
Disclosure of transactions between related parties [line items]
Leases as lessor, related party transactions | $													$ 235,205	218,074	$ 216,750
Stock Option | Executive Committee
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)											236,590
Stock Option | Executive Committee (Excluding Chief Executive Officer)
Disclosure of transactions between related parties [line items]
Vesting period											13 years
Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period				3 years		3 years
Number of installments | installment				3
Restricted stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)											65,433
Restricted stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)				144,392		152,346
Number of options vested (in shares)	59,161
Phantom Stock Units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)								154,432		54,616
Joint Venture Credit Facility | Joint ventures
Disclosure of transactions between related parties [line items]
Borrowings | $	$ 39,500,000												$ 39,500,000	$ 90,400,000
Transaction based incentive plan
Disclosure of transactions between related parties [line items]
Vesting period															5 years	5 years
Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)							1,200,000
Number of share options forfeited in share-based payment arrangement														400,000
Long term incentive plan 2020
Disclosure of transactions between related parties [line items]
Number of installments | installment														3
Long term incentive plan 2020 | Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period				3 years									3 years
Equity instruments granted (in shares)				144,392
Annual vesting percentage				100.00%
Number of installments | installment				3
Long term incentive plan 2020 | Restricted stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)				144,392
Vesting period													3 years
Annual vesting percentage													100.00%
Number of options vested (in shares)													36,098
Long Term Incentive Plan 2021
Disclosure of transactions between related parties [line items]
Number of installments | installment	3												3
Long Term Incentive Plan 2021 | Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period		3 years
Equity instruments granted (in shares)		193,387
Annual vesting percentage		100.00%
Number of installments | installment		3
Long Term Incentive Plan 2021 | Restricted stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)		193,387		193,387
Vesting period													3 years
Annual vesting percentage													100.00%
Number of options vested (in shares)													0
Long term incentive plan 2017 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)									66,449
Long term incentive plan 2017 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)									66,449
Second anniversary | Phantom Stock Units | Executive Committee
Disclosure of transactions between related parties [line items]
Annual vesting percentage								33.30%	33.30%
Second anniversary | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Annual vesting percentage										33.30%
Second anniversary | Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage												12.00%		12.00%
Target share price (in USD per share) | $ / shares														$ 12
Second anniversary | Long term incentive plan 2020 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage													33.33%
Second anniversary | Long term incentive plan 2020 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period													2 years
Annual vesting percentage													33.33%
Second anniversary | Long Term Incentive Plan 2021 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage													33.33%
Second anniversary | Long Term Incentive Plan 2021 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period													2 years
Annual vesting percentage													33.33%
Second anniversary | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage													33.33%
Second anniversary | Long term incentive plan 2017 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period													2 years
Annual vesting percentage													33.33%
Third anniversary | Phantom Stock Units | Executive Committee
Disclosure of transactions between related parties [line items]
Annual vesting percentage								33.30%	33.30%
Third anniversary | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Annual vesting percentage										33.30%
Third anniversary | Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage														16.00%
Target share price (in USD per share) | $ / shares														$ 14
Third anniversary | Long term incentive plan 2020 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage													33.33%
Third anniversary | Long term incentive plan 2020 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period													3 years
Annual vesting percentage													33.33%
Third anniversary | Long Term Incentive Plan 2021 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage													33.33%
Third anniversary | Long Term Incentive Plan 2021 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period													3 years
Annual vesting percentage													33.33%
Third anniversary | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage													33.33%
Third anniversary | Long term incentive plan 2017 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period													3 years
Annual vesting percentage													33.33%
Fourth anniversary | Phantom Stock Units | Executive Committee
Disclosure of transactions between related parties [line items]
Annual vesting percentage								33.30%	33.30%
Fourth anniversary | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Annual vesting percentage										33.30%
Fourth anniversary | Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage														25.00%
Target share price (in USD per share) | $ / shares														$ 16
Fourth anniversary | Long term incentive plan 2020 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage													33.33%
Fourth anniversary | Long term incentive plan 2020 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period													4 years
Annual vesting percentage													33.33%
Fourth anniversary | Long Term Incentive Plan 2021 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage													33.33%
Fourth anniversary | Long Term Incentive Plan 2021 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period													4 years
Annual vesting percentage													33.33%
Fourth anniversary | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage													33.33%
Fourth anniversary | Long term incentive plan 2017 | Phantom Stock Units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period													4 years
Annual vesting percentage													33.33%
Tranche Four | Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage														44.00%
Target share price (in USD per share) | $ / shares														$ 18